Condensed Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2021		Sep. 30, 2020		Sep. 30, 2021		Sep. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenues from related parties	$ 782		$ 1,957		$ 13,046		$ 1,957
Revenues from third parties	2,004,608		281,603		5,461,848		372,830
Net Revenues	2,005,390		283,560		5,474,894		374,787		$ 5,005,694		$ 275,219
Cost of revenues	875,418		245,504		2,402,685		299,847		1,673,367		216,222
Gross profit	1,129,972		38,056		3,072,209		74,940		3,332,327		58,997
Other operating income					166				35,164
Operating expenses:
Selling and distribution expenses	21,964		1,530		69,122		1,530		23,191
General and administrative expenses	499,928		183,571		1,431,377		422,063		873,505		439,340
Other operating expenses									30,812
Impairment loss on goodwill									5,594,692
Operating income (loss)	608,080		(147,045)		1,571,876		(348,653)		(3,154,709)		(380,343)
Other income (expense):
Other income	2,309		78,525		2,429		80,631		26,878		2,474
Loss from conversion of related party loan									(199,030)
Interest income	203		16		851		96		761		206
Interest expense	(4,327)		(5,221)		(13,814)		(10,201)		(14,325)		(11)
Other income (expense), net	(1,815)		73,320		(10,534)		70,526		(185,716)		2,669
Income (loss) before income tax	606,265		(73,725)		1,561,342		(278,127)		(3,340,425)		(377,674)
Income tax expense	156,402		3,415		319,024		3,415		306,928		82
Net income (loss)	449,863		(77,140)		1,242,318		(281,542)		(3,647,353)		(377,756)
Less: Net income (loss) attributable to noncontrolling interests	59,875		(2,518)		132,601		(17,187)		(391,789)
Net income (loss) attributable to Fortune Valley Treasures, Inc.	389,988		(74,622)		1,109,717		(264,355)		(3,255,564)		(377,756)
Other comprehensive income:
Foreign currency translation gain	23,945		49,945		105,316		55,228		321,337		4,480
Total comprehensive income (loss)	473,808		(27,195)		1,347,634		(226,314)		(3,326,016)		(373,276)
Less: comprehensive income (loss) attributable to noncontrolling interests	63,637		(1,864)		143,831		(16,830)		(353,118)
Comprehensive income (loss) attributable to Fortune Valley Treasures, Inc.	$ 410,171		$ (25,331)		$ 1,203,803		$ (209,484)		$ (2,972,898)		$ (373,276)
Earnings (loss) per share
Basic and diluted earnings (loss) per share*	$ 0.02	[1]	$ (0.00)	[1]	$ 0.07	[1]	$ (0.02)	[1]	$ (0.21)	[2]	$ (0.02)	[2]
Basic and diluted weighted average shares outstanding*	15,655,038	[1]	15,387,632	[1]	15,655,038	[1]	15,387,632	[1]	15,390,620	[2]	15,387,632	[2]

[1]	Given effect of the Reverse Stock Split, See Note 10.
[2]	Given effect of the Reverse Stock Split, see Note 13.